Note 3- Fair Value Measurements - Fair Value Measurements 2 (Details) - EBP 20-2991357 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total investments, at fair value	$ 244,176,081	$ 225,410,977
Investment, Identifier [Axis]: MFSMidCapValueFundMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	8,029,529	8,098,276
Investment, Identifier [Axis]: PutnamStableValueFundMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	19,253,730	18,171,847
Investment, Identifier [Axis]: TRowePriceRetirement2005TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	489,418	539,192
Investment, Identifier [Axis]: TRowePriceRetirement2010TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	2,801,851	2,540,664
Investment, Identifier [Axis]: TRowePriceRetirement2015TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	1,130,973	1,016,738
Investment, Identifier [Axis]: TRowePriceRetirement2020TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	7,588,132	7,891,801
Investment, Identifier [Axis]: TRowePriceRetirement2025TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	10,372,927	9,660,567
Investment, Identifier [Axis]: TRowePriceRetirement2030TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	22,026,021	19,093,031
Investment, Identifier [Axis]: TRowePriceRetirement2035TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	11,331,690	9,075,468
Investment, Identifier [Axis]: TRowePriceRetirement2040TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	12,521,950	11,047,970
Investment, Identifier [Axis]: TRowePriceRetirement2045TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	6,486,068	5,486,043
Investment, Identifier [Axis]: TRowePriceRetirement2050TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	7,226,104	5,780,777
Investment, Identifier [Axis]: TRowePriceRetirement2055TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	4,672,362	3,817,391
Investment, Identifier [Axis]: TRowePriceRetirement2060TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	1,757,018	1,289,734
Investment, Identifier [Axis]: TRowePriceRetirement2065TrustMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	582,333	430,878
Investment, Identifier [Axis]: WinslowLargeCapGrowthFundMember | Fair Value Measured at Net Asset Value Per Share [Member]
Total investments, at fair value	$ 37,234,221	$ 35,860,952